Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 25, 2024	Dec. 25, 2023
Commitments and Contingencies [Line Items]
Redeemable Non controlling Interest		$ 123,300
Multiemployer Plan, Employee Increase (Decrease), Percentage		80.00%
Percentage Of Motion Picture Industry Pension Plan		71.20%
Percentage Of Screen Actors Guild Producers Pension Plan		79.06%
Multiemployer Plan, Pension, Significant, Employer Contribution, Cost		$ 58,000	$ 87,000	$ 90,400
Litigation Settlement, Amount Awarded from Other Party				$ 22,700
Contractual Obligation, to be Paid, Year One	[1]	446,200
LIONS GATE ENTERTAINMENT CORP [Member]
Commitments and Contingencies [Line Items]
Redeemable Non controlling Interest		$ 123,300
Multiemployer Plan, Employee Increase (Decrease), Percentage		59.90%	102.00%	98.30%
Percentage Of Motion Picture Industry Pension Plan		71.20%
Percentage Of Screen Actors Guild Producers Pension Plan		79.06%
Litigation Settlement, Amount Awarded from Other Party				$ 22,700
Contractual Obligation, to be Paid, Year One		$ 776,100
Entertainment One Film And Television Business [Member]
Commitments and Contingencies [Line Items]
Purchase Obligation, to be Paid, Year One						$ 24,609
Purchase Obligation, to be Paid, Year Two					$ 1,545
Contractual Obligation, to be Paid, Year One					$ 3,638	$ 16,792

[1]	Not included in the amounts above are $123.3 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments (see Note 11).